Provisions	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Disclosure of Provisions
24. Provisions
The Group, as a result of the ordinary course of its business, may be a party to legal lawsuits of a labor, commercial and tax nature. A provision is recognized whenever the loss is classified as probable.

•	Financial guarantees and loan commitments: reflects the ECL arising from financial guarantees issued, unused balances of checking account overdrafts, credit cards and other loan commitments.

•
Provisions for reorganization: Consistent with the goal of further aligning the organizational structure with the corporate strategy during the current year, achieving efficiency gains and streamlining the decision-making process across all work teams.

•	Other provisions: reflects the estimated amounts to pay class actions, labour, tax and commercial claims as well as other miscellaneous complaints.

	December 31, 2021	December 31, 2020
Other provisions	3,416,033	3,975,569
Provisions commercial claims	2,431,055	2,955,334
Provisions labor-related	283,726	378,720
Provisions tax claims	322,305	276,149
Others	378,947	365,366
Provisions for reorganization	1,343,433	3,062,850
Financial guarantees and loan commitments	853,653	2,059,740

TOTAL	5,613,119	9,098,159

Changes in fiscal year 2021 and 2020 are included below:

Accounts	Balances as of December 31, 2020	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2021
- Other provisions	3,975,569	1,593,078	(2,260)	(625,024)	(1,525,330)	3,416,033
Provisions commercial claims	2,955,334	1,026,330	—	(461,024)	(1,089,585)	2,431,055
Provisions labor-related	378,720	183,086	—	(142,651)	(135,429)	283,726
Provisions tax claims	276,149	182,027	—	(10,314)	(125,557)	322,305
Others	365,366	201,635	(2,260)	(11,035)	(174,759)	378,947
- Provisions for reorganization	3,062,850	2,264,607	(295,948)	(2,899,922)	(788,154)	1,343,433
- Financial guarantees and loan commitments	2,059,740	709,704	(1,203,673)	—	(712,118)	853,653

TOTAL PROVISIONS	9,098,159	4,567,389	(1,501,881)	(3,524,946)	(3,025,602)	5,613,119

Accounts	Balances as of December 31, 2019	Increases	Provision reversals	Provisions used	Inflation adjustment	Balances as of December 31, 2020
- Other provisions	4,996,986	1,697,215	(43,150)	(1,120,967)	(1,554,515)	3,975,569
Provisions commercial claims	3,932,581	1,132,208	—	(951,892)	(1,157,563)	2,955,334
Provisions labor-related	419,619	211,217	—	(110,067)	(142,049)	378,720
Provisions tax claims	216,989	180,784	—	(40,412)	(81,212)	276,149
Others	427,797	173,006	(43,150)	(18,596)	(173,691)	365,366
- Provisions for reorganization	4,060,759	4,315,002	(975,967)	(3,514,062)	(822,882)	3,062,850
- Financial guarantees and loan commitments	1,861,502	811,604	—	—	(613,366)	2,059,740

TOTAL PROVISIONS	10,919,247	6,823,821	(1,019,117)	(4,635,029)	(2,990,763)	9,098,159

The expected terms to settle these obligations are as follows:

December 31, 2021
Provisions	Within 12 months	After 12 months
Other provisions	2,083,813	1,332,220
Provisions commercial claims	1,452,287	978,768
Provisions labor-related	98,826	184,900
Provisions tax claims	322,305	—
Others	210,395	168,552
Provisions for reorganization	1,343,433	—
Financial guarantees and loan commitments	853,653	—

December 31, 2020
Provisions	Within 12 months	After 12 months
Other provisions	1,704,236	2,271,333
Provisions commercial claims	1,247,698	1,707,636
Provisions labor-related	118,847	259,873
Provisions tax claims	104,797	171,352
Others	232,894	132,472
Provisions for reorganization	3,062,850	—
Financial guarantees and loan commitments	2,059,740	—

Possible contingencies
Contingent liabilities have not been recognized in these financial statements and corresponds to 168 claims received (in court or administrative proceedings), that have arisen in the Bank’s ordinary course of business. The estimated amount of said claims amounts to 31,355 of which an outflow of funds is estimated for approximately 19,656 in the next 12 months. These claims are primarily related to leasing claims, petitions to secure evidence, and labor claims. The Group’s management and legal advisors consider that the probability of these cases resulting in an outflow of resources is possible, but not probable, and that the potential cash disbursements should not be material.